Investments in Associates and Joint Ventures - Summary of Aggregate Financial Information of Investees Under Equity Method of Accounting (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of investments in associates and joint ventures [Line Items]
Assets	R$ 1,434,969,000	R$ 1,353,241,000	R$ 1,276,415,000
Liabilities	1,286,963,000	1,218,427,000	1,162,356,000
Investments accounted for using equity method [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	21,472,000	20,819,000	20,183,000
Liabilities	11,081,000	11,272,000	11,477,000
Income	12,388,000	14,868,000	22,083,000
Expense	(10,374,000)	(13,401,000)	(20,255,000)
IRB-Brasil Resseguros S.A. [Member] | Investments accounted for using equity method [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	14,631,000	14,313,000	14,690,000
Liabilities	11,080,000	11,083,000	11,477,000
Income	11,340,000	14,142,000	20,928,000
Expense	R$ (10,353)	R$ (13,397)	R$ (20,254,000)